Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company has no policies or practices concerning the timing of option and similar equity awards in relation to the release of material nonpublic information.